Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The Company’s revenue disaggregated by geographic region is as follows (in thousands):

	Three months ended March 31,
	2024	2023
Geographic region:
United States	$106,750	$130,877
Rest of world 1	13,296	14,024

Total revenue	$120,046	$144,901

(1)
Consists of Canada, United Kingdom, and France. Other than Canada at 10.2% during the three months ended March 31, 2024, no single country accounted for more than 10% of total revenue during the three months ended March 31, 2024 and 2023.

The Company’s revenue disaggregated by geographic region is as follows (in thousands):

	Year Ended December 31,
	2023	2022
Geographic region:
United States	$473,465	$620,942
Rest of world 1	53,644	71,257

Total revenue	$527,109	$692,199

1	Consists of Canada, United Kingdom and France. Other than the United Sates, no single country accounted for more than 10% of the Company’s total revenue.